Plant and equipment, net (Details Narrative)							3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 07, 2024 USD ($)	Jan. 07, 2024 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Cost, direct labor	$ 5,221,922	¥ 37,064,159			$ 4,931,105	¥ 35,000,000
Construction costs	$ 7,171,990	¥ 50,905,352			$ 6,519,991	¥ 46,277,593
Depreciation and amortization							$ 159,891	$ 124,795	$ 490,901	$ 362,406
Depreciation and amortization expenses											$ 556,530	$ 614,744
Factory and Building [Member]
Property, Plant and Equipment [Line Items]
Construction costs			$ 5,221,922	¥ 37,064,159